Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Accounts payable and accrued liabilities
The summary of accounts payable and accrued liabilities

	At December 31,	At December 31,
	2021	2020
Accounts payable	$8.5	$3.5
Accrued liabilities	25.1	37.3
	$33.6	$40.8